Two Oaks Diversified Growth and Income Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Two Oaks Diversified Growth and Income Fund (the “Fund”) is long-term growth of capital and income
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information– More About Class A Shares” beginning on page 11 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Two Oaks Diversified Growth and Income Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the original offering price or their NAV at redemption)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Two Oaks Diversified Growth and Income Fund		Class A Shares	Class C Shares
Management Fees		0.60%	0.60%
Distribution and/or Shareholder Servicing (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses		0.96%	0.96%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.82%	2.57%
Fee Waiver/Expense Reimbursements	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.76%	2.51%
[1]	This number represents the combined total fees and operating expenses of the acquired funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Two Oaks Investment Management, LLC ("Two Oaks Investment Management" or the "Adviser") and the Fund, the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses after fee waivers and/or reimbursements (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation)for the Fund will not exceed 1.75% and 2.50% of the Fund's average net assets, for of Class A and Class C shares, respectively, through July 31, 2017 This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Two Oaks Diversified Growth and Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	744	1,109	1,498	2,585
Class C Shares	254	794	1,360	2,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests principally in the following three asset classes: equity securities (across all market capitalizations, including common and preferred stock), investment grade fixed income securities of any maturity, and real estate and asset-based securities (which are securities that represent an interest in commodities related industries). Equity securities include common stocks and convertible securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio managers believe offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities. Lower-rated securities are not considered investment grade, and are deemed to have the status of “junk bonds.” Using a proprietary multiple asset allocation model to determine the exact allocations, the Fund allocates 15% to 50% of its assets to each of the three asset classes, although in most economic environments the allocation is expected to be in approximately equal proportions. The Fund, under certain circumstances, will invest in exchange-traded and closed-end funds for liquidity and diversification purposes. Individual securities are selected based on a process of statistical screening followed by fundamental analysis. Those securities that are deemed fundamentally attractive are then put through a proprietary valuation process to determine at what price levels they would be deemed attractive to own. The Fund will sell securities when the model indicates that the target price has been reached, a greater value exists in another sector or a new, more desirable security presents better upside potential.

Principal Investment Risks:

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

Asset-Backed Securities Risk: Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Closed-End Investment Company Risk: Closed-end investment companies frequently trade at a discount to their net asset value, which may affect whether the Fund will realize gain or loss upon its sale of the closed-end investment company’s shares. Closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility.

Commodities Risk: Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold, other precious metals, minerals and other commodities involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of commodities, and control over their sale; changes in U.S. or foreign tax, currency, environmental or mining laws; and trade restrictions between countries.

Company Risk: Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Credit Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Equity Securities Risk. The Fund invests in common stock (and securities convertible into common stocks) and may also invest in preferred stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange-Traded Funds Risk: Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

General Risk: There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks. When you sell your Fund shares, they may be worth less than what you paid for them.

Government Risk: The U. S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Interest Rate Risk: The value of your investment may decrease when interest rates rise. Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large-Cap Securities Risk: Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk: The portfolio manager may select investments that decline in value, or allocate the fund’s investments to asset classes that do not perform well.

Medium-Size Issuer Risk: Investments in medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Prepayment Risk: The value of the mortgage-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

Real Estate Securities Risk: The Fund’s investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk: In addition to the risks facing real estate securities, the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Sector Risk: Securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Small-Cap Risk: The Fund will invest in companies that are considered to be small-cap (less than $3 billion in total market capitalization). Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth. Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk: The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s shares. The bar chart shows changes in the yearly performance of the Fund’s shares over the lifetime of the Fund. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. The sales charge is reflected in the table, and if it was not included, the return would be more than that shown. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund was reorganized on August 4, 2011 from the Montecito Fund (the “Predecessor Fund”), a series of The Santa Barbara Group of Mutual Funds, Inc., a Maryland corporation (the “Predecessor Company”) into a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Class A shares Performance Bar Chart For Calendar Years Ending On December 31,
[1]	The returns shown in the bar chart are for Class A shares. The performance of Class C shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the highest return for a quarter was 16.22% (quarter ended June 30, 2009), and the lowest return for a quarter was -22.65% (quarter ended December 31, 2008). The Fund’s year-to-date total return through June 30, 2016 was 8.93%.

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Two Oaks Diversified Growth and Income Fund	Label	One Year	Five Years	Ten Years	Life of fund [1]	Inception Date
Class A Shares	Return before taxes	(6.04%)	4.95%	4.48%		Apr. 15, 2002
Class A Shares | Return after taxes on distributions		(1.23%)	5.11%	3.97%
Class A Shares | Return after taxes on distributions and sale of Fund shares		0.64%	4.67%	3.78%
Class C Shares		(0.98%)			4.40%	Sep. 27, 2012
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		1.38%	12.57%	7.31%	6.75%
[1]	The Predecessor Fund commenced operations on April 15, 2002. Class C shares commenced operations on September 27, 2012.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only Class A Shares and after tax returns for Class C shares will vary.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.